Other income (expense)	12 Months Ended
Mar. 31, 2017
Other income (expense)

14. Other income (expense):

Other income (expense) included in “Other, net” in the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Net realized gains (losses) on dispositions of marketable securities and other investments	¥(125)	¥5,825	¥3,146
Other-than-temporary impairment loss on marketable securities and other investments	(902)	(636)	(2,305)
Loss on sale of a subsidiary	—	(13,117)	—
Foreign exchange gains (losses), net	(409)	(3,627)	(2,715)
Dividends income	3,675	4,213	4,615
Penalties and compensation for damages	1,460	1,105	1,237
Other, net	627	759	516

Total	¥4,326	¥(5,478)	¥4,494